Annual Operating Expenses {- Disciplined Small Cap Portfolio} - 02.28 VIP Disciplined Small Cap Portfolio Investor PRO-12 - Disciplined Small Cap Portfolio - VIP Disciplined Small Cap Portfolio-Investor VIP
Mar. 18, 2022
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.67%